OPPENHEIMER CAPITAL APPRECIATION FUND
OPPENHEIMER CHAMPION INCOME FUND
OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND
OPPENHEIMER DEVELOPING MARKETS FUND
OPPENHEIMER DISCOVERY FUND
OPPENHEIMER EMERGING GROWTH FUND
OPPENHEIMER EQUITY FUND, INC.
OPPENHEIMER GLOBAL FUND
OPPENHEIMER GLOBAL OPPORTUNITIES FUND
OPPENHEIMER GLOBAL VALUE FUND
OPPENHEIMER CORE BOND FUND
OPPENHEIMER INTERNATIONAL BOND FUND
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
OPPENHEIMER INTERNATIONAL GROWTH FUND
'OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
OPPENHEIMER INTERNATIONAL VALUE FUND
OPPENHEIMER INVESTMENT GRADE BOND FUND
OPPENHEIMER TRANSITION 2010 FUND
OPPENHEIMER TRANSITION 2015 FUND
OPPENHEIMER TRANSITION 2020 FUND
OPPENHEIMER TRANSITION 2025 FUND
OPPENHEIMER TRANSITION 2030 FUND
OPPENHEIMER TRANSITION 2040 FUND
OPPENHEIMER TRANSITION 2050 FUND
OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
OPPENHEIMER MAIN STREET FUND
OPPENHEIMER MAIN STREET OPPORTUNITY FUND
OPPENHEIMER MAIN STREET SMALL CAP FUND
OPPENHEIMER MONEY MARKET FUND, INC.
OPPENHEIMER ACTIVE ALLOCATION FUND
OPPENHEIMER EQUITY INVESTOR FUND
OPPENHEIMER CONSERVATIVE INVESTOR FUND
OPPENHEIMER MODERATE INVESTOR FUND
OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND
OPPENHEIMER QUEST BALANCED FUND
OPPENHEIMEER QUEST OPPORTUNITY VALUE FUND
OPPENHEIMER SMALL- & MID- CAP VALUE FUND
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND
OPPENHEIMER RISING DIVIDENDS FUND
OPPENHEIMER REAL ESTATE FUND
OPPENHEIMER ROCHESTER FUND MUNICIPALS
OPPENHEIMER SELECT VALUE FUND
OPPENHEIMER VALUE FUND
OPPENHEIMER STRAGEIC INCOME FUND
OPPENHEIMER TARGET DISTRIBUTION FUND
OPPENHEIMER TARGET DISTRIBUTION & GROWTH FUND
OPPENHEIMER U.S. GOVERNMENT TRUST

Statement of Additional Information Supplement dated November 19, 2009

This supplement amends the Statement of Additional Information of each of the above referenced funds (each a "Fund"), and is in addition to any other supplement(s). The Statement of Additional Information is revised as follows:

1.	The following two bullet points are added to the end of the sub-section titled "Classes of Shares" in the Section titled "How the Fund is Managed:"

•

Class Y Share Availability.  Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and through certain institutional investors who have a special agreement with the Distributor.

•

Class A to Class Y Voluntary Conversion. For shareholders who currently hold Class A shares but are authorized to purchase Class Y, those shareholders can convert existing Class A shares to Class Y shares of the same fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent.  Under current interpretations of applicable federal income tax law by the Internal Revenue Service, this voluntary conversion of Class A to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

November 19, 2009                                                                     PX0000.042